Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,443,380,079.18	40,320		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$265,000,000.00	5.590%		December 15, 2024
Class A-2a Notes	$261,250,000.00	5.68%		September 15, 2026
Class A-2b Notes	$200,000,000.00	4.25735%	*	September 15, 2026
Class A-3 Notes	$461,250,000.00	5.53%		September 15, 2028
Class A-4 Notes	$62,500,000.00	5.49%		May 15, 2029
Class B Notes	$39,480,000.00	5.93%		August 15, 2029
Class C Notes	$26,300,000.00	6.37%		May 15, 2031
Total	$1,315,780,000.00
		* 30-day average SOFR + 0.55%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,323,599.38

Principal:
Principal Collections	$16,682,721.27
Prepayments in Full	$8,122,539.64
Liquidation Proceeds	$298,513.08
Recoveries	$66,282.90
Sub Total	$25,170,056.89
Collections	$27,493,656.27

Purchase Amounts:
Purchase Amounts Related to Principal	$233,952.05
Purchase Amounts Related to Interest	$1,462.42
Sub Total	$235,414.47

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,729,070.74

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	27
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$27,729,070.74
Servicing Fee	$418,793.46	$418,793.46	$0.00	$0.00	$27,310,277.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,310,277.28
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$27,310,277.28
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$27,310,277.28
Interest - Class A-3 Notes	$1,409,478.71	$1,409,478.71	$0.00	$0.00	$25,900,798.57
Interest - Class A-4 Notes	$285,937.50	$285,937.50	$0.00	$0.00	$25,614,861.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,614,861.07
Interest - Class B Notes	$195,097.00	$195,097.00	$0.00	$0.00	$25,419,764.07
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,419,764.07
Interest - Class C Notes	$139,609.17	$139,609.17	$0.00	$0.00	$25,280,154.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,280,154.90
Regular Principal Payment	$23,204,637.27	$23,204,637.27	$0.00	$0.00	$2,075,517.63
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,075,517.63
Residual Released to Depositor	$0.00	$2,075,517.63	$0.00	$0.00	$0.00
Total		$27,729,070.74

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,204,637.27
Total					$23,204,637.27

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,204,637.27	$50.31	$1,409,478.71	$3.06	$24,614,115.98	$53.37
Class A-4 Notes	$0.00	$0.00	$285,937.50	$4.58	$285,937.50	$4.58
Class B Notes	$0.00	$0.00	$195,097.00	$4.94	$195,097.00	$4.94
Class C Notes	$0.00	$0.00	$139,609.17	$5.31	$139,609.17	$5.31
Total	$23,204,637.27	$17.64	$2,030,122.38	$1.54	$25,234,759.65	$19.18

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$305,854,332.09	0.6630988	$282,649,694.82	0.6127907
Class A-4 Notes	$62,500,000.00	1.0000000	$62,500,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,300,000.00	1.0000000	$26,300,000.00	1.0000000
Total	$434,134,332.09	0.3299445	$410,929,694.82	0.3123088

Pool Information
Weighted Average APR	5.521%	5.560%
Weighted Average Remaining Term	36.69	36.04
Number of Receivables Outstanding	22,090	21,462
Pool Balance	$502,552,152.37	$476,787,694.66
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$464,698,906.99	$441,107,802.85
Pool Factor	0.3481773	0.3303272

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,470.37
Yield Supplement Overcollateralization Amount	$35,679,891.81
Targeted Overcollateralization Amount	$65,857,999.84
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$65,857,999.84

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,470.37
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,470.37
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,470.37

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		76	$426,731.67
(Recoveries)		61	$66,282.90
Net Loss for Current Collection Period			$360,448.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8607%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			1.0862%
Second Prior Collection Period			0.3481%
Prior Collection Period			0.8585%
Current Collection Period			0.8833%
Four Month Average (Current and Prior Three Collection Periods)			0.7940%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,839	$9,895,650.36
(Cumulative Recoveries)			$1,272,450.06
Cumulative Net Loss for All Collection Periods			$8,623,200.30
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5974%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,381.00
Average Net Loss for Receivables that have experienced a Realized Loss			$4,689.07

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.48%	204	$7,047,023.13
61-90 Days Delinquent	0.28%	36	$1,314,868.43
91-120 Days Delinquent	0.04%	6	$196,593.37
Over 120 Days Delinquent	0.12%	16	$570,605.00
Total Delinquent Receivables	1.91%	262	$9,129,089.93

Repossession Inventory:
Repossessed in the Current Collection Period		16	$475,763.17
Total Repossessed Inventory		29	$1,034,231.28

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2848%
Prior Collection Period			0.2807%
Current Collection Period			0.2702%
Three Month Average			0.2786%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4367%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	27

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	82	$2,831,115.39
2 Months Extended	104	$3,570,634.78
3+ Months Extended	31	$1,044,071.20

Total Receivables Extended	217	$7,445,821.37
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer